Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 1,195,181	$ 263,429	$ 1,570,476	$ 581,116	$ 552,633	$ 1,423,490
Franchise tax expense	50,200	50,400	100,450	100,400	182,466	200,800
Expensed offering costs					(1,020,874)
Loss from operations	(1,245,381)	(313,829)	(1,670,926)	(681,516)	(735,099)	(1,624,290)
Interest expense			(1,095)
Interest and dividend income on investments held in Trust Account	674		674
Unrealized gains on investments held in Trust Account	232,425	189,623	386,117	262,400	18,824	1,721,085
Realized gains on investments held in Trust Account	2,915,143	126,548	5,465,137	151,838	18,126	2,241,175
(Loss) gain on change in fair value of derivative liability – forward purchase agreement	(276,000)	16,000	(812,000)	232,000	(456,000)	(468,000)
(Loss) gain on change in fair value of warrant liabilities	(2,222,000)	2,626,000	(3,030,000)	8,080,000	6,666,000	10,302,000
Loss on change in fair value of promissory note – related party	(123)		(123)
(Loss) income before income taxes	(595,262)	2,644,342	337,784	8,044,722	4,490,977	12,171,970
Income tax expense	(650,442)		(1,207,434)			(758,878)
Net (loss) income	$ (1,245,704)	$ 2,644,342	$ (869,650)	$ 8,044,722	$ 4,490,977	$ 11,413,092
Class A Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	25,000,000	25,000,000	25,000,000	25,000,000	11,144,578	25,000,000
Basic and diluted net income per share (in Dollars per share)	$ (0.04)	$ 0.08	$ (0.03)	$ 0.26	$ 0.26	$ 0.37
Class B Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,250,000	6,250,000	6,099,398	6,250,000
Basic and diluted net income per share (in Dollars per share)	$ (0.04)	$ 0.08	$ (0.03)	$ 0.26	$ 0.26	$ 0.37